J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 16, 2024

to the current Summary Prospectuses and Prospectus

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Evan Olonoff	2023	Executive Director
Mark Willauer	2024	Executive Director
Jan Ho	2024	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers – BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF

The portfolio management team utilizes a team-based approach, and each Fund’s portfolio management team is comprised of Evan Olonoff, Mark Willauer and Jan Ho. The team is responsible for managing each Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Olonoff, a CFA charterholder and an Executive Director of JPMIM, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group on the U.S. Rates Team, focusing on interest rates and inflation. Additionally, he works with the Global Aggregate Team, specializing in multi-sector bond strategies for institutional and retail clients. An employee since 2012, he previously worked in the commodities group and continues to provide commentary on the energy and industrial metals sectors as part of the platform’s investment process. Mr. Olonoff graduated from the University of Pennsylvania with a Bachelor of Arts in Philosophy, Politics, and Economics and a minor in Classical Studies.

Mr. Willauer, a CFA charterholder and an Executive Director of JPMIM, is a member of the GFICC group. Based in New York, he leads the Systematic Portfolio Management and Implementation Team. Previously, Mark served as a portfolio manager, overseeing Unconstrained and Multi-Sector Fixed Income strategies, and was also a member of both the Commercial Real Estate (CMBS) Investment Team and the U.S. Macro Strategy Team. Employed since 2009, he formerly worked with the JPMorgan Private Bank Manager Selection Team, where he contributed to the coverage of High Yield, Bank Loan, Absolute Return, Emerging Market Debt, and

SUP-BBGOVETF-724

Global Liquidity strategies, managing over $70 billion in discretionary assets. Mr. Willauer graduated magna cum laude with a Bachelor of Science. in Finance from the Smeal College of Business at Pennsylvania State University.

Mr. Ho, an Executive Director of JPMIM, is a member of GFICC group. Based in New York, Mr. Ho is a portfolio manager on the U.S. Core Plus Portfolio Management Team and is responsible for overseeing core and core plus portfolios. An employee since 2000, he was previously a member of the Fixed Income Technology Team for three years, serving as the planner and programmer for the fixed income portfolio management and trading systems. Prior to this, he worked at TIAA-CREF to develop retirement annuity systems. Mr. Ho obtained a Bachelor of Science in Electrical Engineering from Cooper Union College and a Master of Science in Computer Science from New York University Tandon School of Engineering.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 16, 2024

to the current Statement of Additional Information

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29 2024:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Evan Olonoff	7	$1,907,032	1	$48,905	6	$3,907,310
Mark Willauer**	3	11,580,444	3	10,336,182	0	0
Jan Ho**	5	5,434,647	5	2,666,212	27	8,419,948

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Evan Olonoff	7	1,902,975	1	48,905	6	3,907,310
Mark Willauer**	3	11,580,444	3	10,336,182	0	0
Jan Ho**	5	5,434,647	5	2,666,212	27	8,419,948

BetaBuilders U.S. Treasury Bond 20+ Year ETF
Evan Olonoff	7	1,880,227	1	48,905	6	3,907,310
Mark Willauer**	3	11,580,444	3	10,336,182	0	0
Jan Ho**	5	5,434,647	5	2,666,212	27	8,419,948

BetaBuilders U.S. TIPS 0-5 Year ETF
Evan Olonoff	7	1,903,846	1	48,905	6	3,907,310
Mark Willauer**	3	11,580,444	3	10,336,182	0	0
Jan Ho**	5	5,434,647	5	2,666,212	27	8,419,948

SUP-SAI-BBGOVETF-724

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2024:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Evan Olonoff	0	$0	0	$0	0	$0
Mark Willauer**	0	0	0	0	0	0
Jan Ho**	0	0	0	0	0	0

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Evan Olonoff	0	0	0	0	0	0
Mark Willauer**	0	0	0	0	0	0
Jan Ho**	0	0	0	0	0	0

BetaBuilders U.S. Treasury Bond 20+ Year ETF
Evan Olonoff	0	0	0	0	0	0
Mark Willauer**	0	0	0	0	0	0
Jan Ho**	0	0	0	0	0	0

BetaBuilders U.S. TIPS 0-5 Year ETF
Evan Olonoff	0	0	0	0	0	0
Mark Willauer**	0	0	0	0	0	0
Jan Ho**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of May 31, 2024.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager as of February 29, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Evan Olonoff	X
Mark Willauer*	X
Jan Ho*	X

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Evan Olonoff	X
Mark Willauer*	X
Jan Ho*	X

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

BetaBuilders U.S. Treasury Bond 20+ Year ETF
Evan Olonoff	X
Mark Willauer*	X
Jan Ho*	X

BetaBuilders U.S. TIPS 0-5 Year ETF
Evan Olonoff	X
Mark Willauer*	X
Jan Ho*	X

*	As of May 31, 2024.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE